Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2018 and 2017 are as follows:

	Balance as of December 31, 2018		Balance as of December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	11,571	279,152	8,230	329,731

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of derivatives designated as cash flow hedges as of December 31, 2018 and 2017.

Notionals	Balance as of December 31, 2018		Balance as of December 31, 2017
	Cap	Swap	Cap	Swap
Up to 1 year	42,846	93,440	42,324	139,939
Between 1 and 2 years	45,603	119,568	45,422	94,285
Between 2 and 3 years	48,774	234,572	48,215	103,536
Subsequent years	535,774	1,858,061	620,378	1,893,850
Total	$672,997	$2,305,641	$756,339	$2,231,611

The table below shows a breakdown of the maturity of the fair values of derivatives designated as cash flow hedges as of December 31, 2018 and 2017. The net position of the fair value of caps and swaps for each year end reconciles with the net position of derivative assets and derivative liabilities in the consolidated statement of financial position:

Fair value	Balance as of December 31, 2018		Balance as of December 31, 2017
	Cap	Swap	Cap	Swap
Up to 1 year	493	(11,848)	347	(13,224)
Between 1 and 2 years	2,172	(13,231)	978	(14,378)
Between 2 and 3 years	562	(15,151)	396	(15,923)
Subsequent years	8,344	(238,922)	6,509	(286,206)
Total	$11,571	(279,152)	$8,230	(329,731)